Investigations, Claims and Litigation	12 Months Ended
Dec. 31, 2010
INVESTIGATIONS, CLAIMS AND LITIGATION [Abstract]
14. INVESTIGATIONS, CLAIMS AND LITIGATION

14.	INVESTIGATIONS, CLAIMS AND LITIGATION

Spin-off of Shipbuilding Business – As provided in the previously disclosed Separation and Distribution Agreement with HII described in Note 6, HII generally has responsibility for investigations, claims and litigation matters related to the Shipbuilding business. The company has therefore excluded from this report certain previously disclosed Shipbuilding-related investigations, claims and litigation matters that are the responsibility of HII. The company does not believe these HII matters are likely to have a material adverse effect on its consolidated financial position, results of operations, or cash flows.

U.S. Government Investigations and Claims — Departments and agencies of the U.S. Government have the authority to investigate various transactions and operations of the company, and the results of such investigations may lead to administrative, civil or criminal proceedings, the ultimate outcome of which could be fines, penalties, repayments, compensatory or treble damages or non-monetary relief. U.S. Government regulations provide that certain findings against a contractor may lead to suspension or debarment from future U.S. Government contracts or the loss of export privileges for a company or a division or subdivision. Suspension or debarment could have a material adverse effect on the company because of its reliance on government contracts and authorizations.

In August 2008, the company disclosed to the Antitrust Division of the Department of Justice possible violations of federal antitrust laws in connection with the bidding process for certain maintenance contracts at a military installation in California. In February 2009, the company and the Department of Justice signed an agreement admitting the company into the Corporate Leniency Program. As a result of the company’s acceptance into the Program, the company will be exempt from federal criminal prosecution and criminal fines relating to the matters the company reported to the Department of Justice if the company complies with certain conditions, including its continued cooperation with the government’s investigation and its agreement to make restitution if the government was harmed by the violations.

Based upon the available information regarding the foregoing matter that is subject to a U.S. Government investigation, the company does not believe that the outcome of such matter is likely to have a material adverse effect on its consolidated financial position, results of operations or cash flows.

Litigation – Various claims and legal proceedings arise in the ordinary course of business and are pending against the company and its properties.

The company is one of several defendants in litigation brought by the Orange County Water District in Orange County Superior Court in California on December 17, 2004, for alleged contribution to volatile organic chemical contamination of the County’s shallow groundwater. The lawsuit includes counts against the defendants for violation of the Orange County Water District Act, the California Super Fund Act, negligence, nuisance, trespass and declaratory relief. Among other things, the lawsuit seeks unspecified damages for the cost of remediation, payment of attorney fees and costs, and punitive damages. The June 2009 trial date was vacated. The litigation has been stayed until the next scheduled status conference, which has been set for May 19, 2011.

On March 27, 2007, the U.S. District Court for the Central District of California consolidated two Employee Retirement Income Security Act (ERISA) lawsuits that had been separately filed on September 28, 2006, and January 3, 2007, into In Re Northrop Grumman Corporation ERISA Litigation. The plaintiffs filed a consolidated Amended Complaint on September 15, 2010, alleging breaches of fiduciary duties by the Administrative Committees and the Investment Committees (as well as certain individuals who served on or supported those Committees) for two 401K Plans sponsored by Northrop Grumman Corporation. The company is not a defendant in the lawsuit. The plaintiffs claim that these alleged breaches of fiduciary duties caused the Plans to incur excessive administrative and investment fees and expenses to the detriment of the Plans’ participants. On August 6, 2007, the District Court denied plaintiffs’ motion for class certification, and the plaintiffs appealed the District Court’s decision on class certification to the U.S. Court of Appeals for the Ninth Circuit. On September 8, 2009, the Ninth Circuit vacated the Order denying class certification and remanded the issue to the District Court for further consideration. As required by the Ninth Circuit’s Order, the case was also reassigned to a different judge. The plaintiffs’ renewed motion for class certification was rejected on a procedural technicality, and they re-filed on January 14, 2011. The District Court postponed the trial date of April 12, 2011, to an as yet undetermined date pending resolution of the class certification motion as well as summary judgment motions, which are to be filed by May 2, 2011. Based upon the information available to the company to date, the company believes that it has substantive defenses to any potential claims but can give no assurance that the company will prevail in this litigation.

On June 22, 2007, a putative class action was filed against the Northrop Grumman Pension Plan and the Northrop Grumman Retirement Plan B and their corresponding administrative committees, styled as Skinner et al. v. Northrop Grumman Pension Plan, etc., et al., in the U.S. District Court for the Central District of California. The putative class representatives alleged violations of ERISA and breaches of fiduciary duty concerning a 2003 modification to the Northrop Grumman Retirement Plan B. The modification relates to the employer funded portion of the pension benefit available during a five-year transition period that ended on June 30, 2008. The plaintiffs dismissed the Northrop Grumman Pension Plan, and in 2008 the District Court granted summary judgment in favor of all remaining defendants on all claims. The plaintiffs appealed, and in May 2009, the U.S. Court of Appeals for the Ninth Circuit reversed the decision of the District Court and remanded the matter back to the District Court for further proceedings, finding that there was ambiguity in a 1998 summary plan description related to the employer-funded component of the pension benefit. After the remand, the plaintiffs filed a motion to certify a class. The parties also filed cross-motions for summary judgment. On January 26, 2010, the District Court granted summary judgment in favor of the Plan and denied plaintiffs’ motion for summary judgment. The District Court also denied plaintiffs’ motion for class certification and struck the trial date of March 23, 2010 as unnecessary given the District Court’s grant of summary judgment for the Plan. Plaintiffs appealed the District Court’s order to the Ninth Circuit.

Based upon the information available, the company does not believe that the resolution of any of these specific claims and legal proceedings listed above is likely to have a material adverse effect on its consolidated financial position, results of operations or cash flows.